Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 118	$ 48	$ 48
Additions based on tax positions related to the current year	4	72	1
Additions for tax positions of prior years	13	1	1
Reduction for tax positions of prior years	(69)	(1)	(2)
Settlements	(2)		(1)
Foreign currency translation	(3)	(2)	1
Balance at end of year	$ 61	$ 118	$ 48